REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2024
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

14. REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2024 and 2023, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	2024	2023
Concentrate sales	$67,133	$43,199
Provisional pricing adjustments	(955)	690
	$66,178	$43,889

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2024	2023
Production costs	$38,600	$32,872
Write down of equipment and supplies inventory	1,144	414
Depreciation and depletion	3,233	2,784
	$42,977	$36,070